Note 19 - Non-Cash Transactions	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
(19)	Non-Cash Transactions

The Group entered into the following non-cash investing activities:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	20,402	96	—
Considerations payable in connection with other investment (i)	—	3,030	3,720
Payables for addition of office equipment, furniture and fixtures	9,666	38,537	8,618

(i)           In 2012, the Group sold 19.5% equity interest of Puyi Investment, a private entity which the Group does not exert significant influence. Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987.  The net amount payable to shareholders of Jintaiping for these two transactions amounted to RMB3,030 (see note 16b(iii)) and was recorded as amounts due to related parties as of December 31, 2012, and recorded as other payables and accrued expenses as of December 31, 2013.